Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 285,565	$ 180,211
Restricted cash and cash equivalents	52,738	100,869
Rent receivables	14,264	9,307
Investment in finance lease, net	11,639	12,822
Flight equipment held for sale, net	144,119	259,644
Flight equipment held for operating lease, net	2,720,000	3,228,018
Maintenance rights	290,958	298,207
Deferred tax asset, net	11,675	6,505
Fair value of derivative assets	4,824	5,929
Other assets, net	129,377	124,960
Total assets	3,665,159	4,226,472
Liabilities
Accounts payable and accrued liabilities	22,746	23,146
Rentals received in advance	16,391	21,322
Payable to related parties	10,077	4,462
Security deposits	40,726	60,097
Maintenance payment liability, net	219,371	292,586
Unsecured borrowings, net	619,407	617,664
Secured borrowings, net	1,695,525	2,379,869
Deferred tax liability, net	57,935	36,256
Fair value of derivative liabilities	27,943	8,558
Other liabilities	76,761	80,402
Total liabilities	2,786,882	3,524,362
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 30,898,410 and 32,650,019 shares issued and outstanding at December 31, 2019 and 2018, respectively	31	33
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding	0	0
Additional paid-in capital	516,254	549,123
Retained earnings	380,392	154,347
Accumulated other comprehensive loss, net	(18,400)	(1,393)
Total shareholders' equity	878,277	702,110
Total liabilities and shareholders' equity	$ 3,665,159	$ 4,226,472